Composition of Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Non-interest bearing	$ 119,946,574	$ 116,894,676
NOW and money market accounts	228,111,275	172,585,498
Savings deposits	46,240,652	41,876,977
Time deposits, $100,000 or more	131,935,125	119,481,007
Other time deposits	116,315,712	121,499,977
Total	$ 642,549,338	$ 572,338,135